Note 6 - Stock-Based Compensation (Details) - Summary of Restricted Stock Outstanding In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Restricted Stock Outstanding [Abstract]
Unvested Balance	5,375	4,540	6,623
Issued	180	10,648	3,424
Vested	95	(9,788)	(5,502)
Forfeited		(25)	(5)
Unvested Balance	300	5,375	4,540